FAIR VALUE MEASUREMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENT
Fair value of Group's equity securities	$ 2,221	$ 3,326
Fair value gain (loss) of the financial assets included in earnings	101	97	$ 996
Level 1 | Equity securities
FAIR VALUE MEASUREMENT
Fair value of Group's equity securities	2,221	3,326
Related party | Level 1 | Equity securities
FAIR VALUE MEASUREMENT
Fair value gain (loss) of the financial assets included in earnings	$ 1,105	$ 5,085	$ 2,905
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Investment income (loss), net	Investment income (loss), net	Investment income (loss), net